NDMO
Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 149.7% (100.0% of Total Investments)
	MUNICIPAL BONDS – 149.5% (99.9% of Total Investments)
	Alabama – 3.2% (2.1% of Total Investments)
$3,000	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Green Series 2020, 6.375%, 11/01/50 (AMT) (Mandatory Put 11/01/30)	No Opt. Call	B-	$3,771,090
11,920	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B, 3.000%, 6/01/50 – AGM Insured (UB) (4)	6/30 at 100.00	A1	11,958,740
4,500	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series 2021, 4.000%, 2/01/46	8/31 at 100.00	N/R	5,059,845
5,000	Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects, Series 2020, 4.000%, 11/01/45, 144A	11/29 at 100.00	N/R	5,247,800
2,000	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	2,172,840
26,420	Total Alabama			28,210,315
	Alaska – 0.2% (0.1% of Total Investments)
8,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66	6/31 at 30.73	N/R	1,430,805
	Arizona – 7.5% (5.0% of Total Investments)
565	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Doral Academy of Northern Nevada, Series 2021A, 4.000%, 7/15/56, 144A	7/29 at 100.00	Ba1	588,278
2,580	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B, 5.000%, 7/01/51, 144A	7/28 at 103.00	N/R	2,496,898
4,070	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series 2021A, 5.000%, 7/01/51, 144A	7/28 at 103.00	N/R	3,912,410
1,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series 2021C, 6.000%, 7/01/29, 144A	No Opt. Call	N/R	989,110
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada - Bonanza Campus Project, Series 2020A:
920	5.000%, 12/15/40, 144A	12/28 at 100.00	BB	1,034,034
1,500	5.000%, 12/15/50, 144A	12/28 at 100.00	BB	1,663,305
1,500	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Social Bonds ? Pensar Academy Project, Series 2020, 5.000%, 7/01/55, 144A	7/28 at 100.00	BB-	1,583,190
4,500	Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds, Provident Group ? Falcon Properties LLC, Project, Senior Series 2022A-1, 4.000%, 12/01/51, 144A	12/31 at 100.00	N/R	4,322,925
6,035	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/45 (UB) (4)	2/30 at 100.00	A	6,122,326
1,090	Coconino County Industrial Development Authority, Arizona, Education Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding Series 2020, 5.500%, 7/01/40, 144A	7/28 at 100.00	N/R	1,119,539

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$1,000	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.250%, 10/01/40, 144A	10/27 at 103.00	N/R	$1,128,760
15,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49 (UB) (4)	7/30 at 100.00	AA-	15,352,050
3,405	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Northwest Christian School Project, Series 2020A, 5.000%, 9/01/55, 144A	9/30 at 100.00	Ba2	3,657,787
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Refunding Series 2022. Forward Delivery:
690	4.000%, 6/15/41, 144A (WI/DD, Settling 3/17/22)	6/26 at 100.00	N/R	705,097
1,000	4.000%, 6/15/51, 144A (WI/DD, Settling 3/17/22)	6/26 at 100.00	N/R	1,010,070
1,015	4.000%, 6/15/57, 144A (WI/DD, Settling 3/17/22)	6/26 at 100.00	N/R	1,018,877
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020:
5,265	5.000%, 7/01/35, 144A	7/26 at 103.00	N/R	5,716,053
6,800	5.000%, 7/01/40, 144A	7/26 at 103.00	N/R	7,335,704
4,580	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020-1, 5.000%, 6/15/50, 144A	6/28 at 100.00	N/R	4,790,497
	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Medical Center, Series 2021A:
325	4.000%, 4/01/36	4/31 at 100.00	A	376,031
400	4.000%, 4/01/39	4/31 at 100.00	A	460,676
150	4.000%, 4/01/40	4/31 at 100.00	A	172,040
650	4.000%, 4/01/41	4/31 at 100.00	A	743,210
64,040	Total Arizona			66,298,867
	Arkansas – 2.5% (1.7% of Total Investments)
3,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	B-	3,239,310
17,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49 (AMT), 144A	9/27 at 103.00	B-	18,740,460
20,000	Total Arkansas			21,979,770
	California – 19.7% (13.2% of Total Investments)
3,815	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	3,553,482
3,520	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A	8/31 at 100.00	N/R	3,224,637
10,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55	12/30 at 34.02	N/R	2,385,300
1,500	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital at Stanford, Refunding Series 2022A. Forward Delivery, 4.000%, 5/15/46 (WI/DD, Settling 5/17/22)	5/32 at 100.00	A+	1,683,945

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Health System, Series 2021A:
$2,345	4.000%, 8/15/48	8/31 at 100.00	N/R	$2,658,902
5,655	3.000%, 8/15/51	8/31 at 100.00	N/R	5,658,110
	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A:
5,000	4.000%, 4/01/44 (UB) (4)	4/30 at 100.00	BBB+	5,527,250
8,000	4.000%, 4/01/45 (UB) (4)	4/30 at 100.00	BBB+	8,826,960
4,010	4.000%, 4/01/49 (UB) (4)	4/30 at 100.00	BBB+	4,399,892
3,562	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1, 3.500%, 11/20/35	No Opt. Call	BBB+	3,874,386
1,250	California Infrastructure and Economic Development Bank Infrastructure State, Revolving Fund Revenue Bonds, Tax Series 2020A, 2.786%, 10/01/43	10/30 at 100.00	AAA	1,172,812
15,500	California Infrastructure and Economic Development Bank, Revenue Bonds, Los Angeles County Museum of Natural History Foundation, Series 2020, 3.000%, 7/01/50 (UB) (4)	7/30 at 100.00	A2	15,818,060
250	California Infrastructure and Economic Development Bank, Revenue Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A	1/31 at 100.00	N/R	269,163
5,000	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc. Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	5,508,000
5,000	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A	7/28 at 100.00	N/R	5,203,300
465	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A	11/29 at 102.00	N/R	518,573
2,000	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools ? Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A	6/28 at 100.00	N/R	2,008,460
	California State Public Works Board, Lease Revenue Bonds, Department of General Services, New Nature Resources, Green Series 2021C:
1,070	4.000%, 11/01/46	11/31 at 100.00	N/R	1,212,117
695	5.000%, 11/01/46	11/31 at 100.00	N/R	860,125
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Refunding Series 2022A:
2,500	5.000%, 8/01/28 (WI/DD, Settling 3/17/22)	No Opt. Call	A+	3,013,725
2,000	5.000%, 8/01/29 (WI/DD, Settling 3/17/22)	No Opt. Call	A+	2,459,440
2,500	5.000%, 8/01/30 (WI/DD, Settling 3/17/22)	No Opt. Call	A+	3,132,700
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2021B:
1,000	4.000%, 5/01/37	5/31 at 100.00	A+	1,148,940
1,500	4.000%, 5/01/41	5/31 at 100.00	A+	1,708,800
9,750	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB-	10,791,885
3,000	California Statewide Communities Development Authority, Revenue Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50	4/30 at 100.00	A	3,064,320
1,000	CMFA Special Finance Agency VII, California, Essential Housing Revenue Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A	8/31 at 100.00	N/R	904,890

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,000	CMFA Special Finance Agency VII, California, Essential Housing Revenue Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A	8/31 at 100.00	N/R	$1,609,600
6,180	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54, 144A	1/31 at 100.00	N/R	6,372,507
445	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1, 3.200%, 9/01/46, 144A	9/31 at 100.00	N/R	402,578
910	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A	8/31 at 100.00	N/R	880,216
500	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B, 4.000%, 12/01/56, 144A	12/31 at 100.00	N/R	421,485
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2, 3.000%, 12/01/56	12/31 at 100.00	N/R	1,601,480
1,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%, 7/01/51, 144A	7/31 at 100.00	N/R	1,032,560
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A	7/31 at 100.00	N/R	2,003,040
	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
1,915	0.000%, 4/01/36 – SYNCORA GTY Insured	No Opt. Call	AA	1,349,443
2,990	0.000%, 4/01/37 – SYNCORA GTY Insured	No Opt. Call	AA	2,042,200
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Series 2021B:
2,145	1.886%, 6/01/27	No Opt. Call	A+	2,101,778
3,015	2.246%, 6/01/29	No Opt. Call	A+	2,942,821
14,940	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2, 0.000%, 6/01/66	12/31 at 27.75	N/R	2,387,113
40	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	40,604
2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Taxable Subordinate Series 2021B-1, 3.850%, 6/01/50	12/31 at 100.00	N/R	2,001,520
4,830	Huntington Beach, California, Pension Obligation Bonds, Taxable Series 2021, 2.963%, 6/15/36 – BAM Insured	6/31 at 100.00	AA+	4,730,840
10,000	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46 (UB) (4)	8/30 at 100.00	Aa2	10,311,800
3,000	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2019F, 3.000%, 8/01/47	8/29 at 100.00	AA-	3,059,610
	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Green Series 2021F:
655	4.000%, 12/01/39	12/31 at 100.00	Aa2	758,962
565	4.000%, 12/01/40	12/31 at 100.00	Aa2	651,807
565	4.000%, 12/01/41	12/31 at 100.00	Aa2	650,756
2,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2021C, 5.000%, 7/01/51	7/31 at 100.00	Aa2	3,093,850

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,885	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Capital Equipment Program, Refunding Series 2021A, 1.648%, 11/01/28	No Opt. Call	AA-	$1,816,103
995	Northstar Community Services District, Calfornia, Special Tax Bonds, Community Facilities District 1, Series 2006, 2.000%, 9/01/37 (5)	9/22 at 100.00	N/R	527,350
5,000	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Taxable Refunding Series 2021, 2.774%, 8/01/34 – BAM Insured	8/31 at 100.00	A1	4,976,900
1,575	Palomar Community College District, San Diego County, California, General Obligation Bonds, Series 2010B, 6.375%, 8/01/45 (6)	8/40 at 100.00	AA	1,710,970
5,345	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/39 – AGM Insured	No Opt. Call	A2	3,237,573
	Ravenswood City School District, San Diego County, California, General Obligation Bonds, Election 2018 Series 2021A:
150	4.000%, 8/01/36	8/29 at 100.00	AAA	172,571
370	4.000%, 8/01/39	8/29 at 100.00	AAA	424,172
320	4.000%, 8/01/41	8/29 at 100.00	AAA	365,824
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021B:
1,335	4.000%, 7/01/51 (AMT)	7/31 at 100.00	N/R	1,460,583
1,425	4.000%, 7/01/56 (AMT)	7/31 at 100.00	N/R	1,553,150
750	San Francisco Community College District, California, General Obligation Bonds, Taxable Election 2020 Series 2020A-1, 3.165%, 6/15/41	6/30 at 100.00	A1	761,610
750	San Francisco Municipal Transportation Agency, California, Revenue Bonds, Taxable Refunding Series 2021A, 1.302%, 3/01/28	No Opt. Call	AA-	712,860
	San Jose, California, Airport Revenue Bonds, Taxable Refunding Series 2021C:
500	1.882%, 3/01/28	No Opt. Call	A-	487,480
290	2.310%, 3/01/30	No Opt. Call	A-	286,578
1,750	2.960%, 3/01/36	3/31 at 100.00	A-	1,760,062
2,000	3.060%, 3/01/37	3/31 at 100.00	A-	2,011,660
420	3.290%, 3/01/41	3/31 at 100.00	A-	416,753
1,000	University of California, General Revenue Bonds, Taxable Series 2021BI, 1.272%, 5/15/27	No Opt. Call	AA	964,340
191,942	Total California			174,681,283
	Colorado – 13.0% (8.7% of Total Investments)
2,370	64th Avenue ARI Authority, Adams County, Colorado, Special Revenue Bonds, Series 2020, 6.500%, 12/01/43	12/25 at 103.00	N/R	2,515,660
500	Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Refunding Series 2021, 4.000%, 12/01/40	9/26 at 103.00	N/R	471,340
1,240	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 5.000%, 12/01/38	12/23 at 103.00	N/R	1,316,347
1,060	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	9/25 at 103.00	N/R	1,131,815

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,285	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/50	9/25 at 103.00	N/R	$2,323,022
5,220	Aurora Highlands Community Authority Board, Adams County, Colorado, Special Tax Revenue Bonds, Refunding & Improvement Series 2021A, 5.750%, 12/01/51	12/28 at 103.00	N/R	4,994,444
500	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%, 12/01/29	9/24 at 103.00	N/R	520,730
1,725	Belford North Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50	12/25 at 103.00	N/R	1,851,649
1,000	Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A, 5.000%, 12/01/51	3/26 at 103.00	N/R	1,059,240
741	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	749,121
500	Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/40, 144A	12/25 at 103.00	N/R	542,040
1,500	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Junior Subordinate Series 2016, 7.000%, 12/15/57	3/22 at 100.00	N/R	1,100,835
500	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	3/22 at 100.00	N/R	500,505
500	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/22, 144A	No Opt. Call	N/R	511,650
2,755	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51	12/25 at 103.00	N/R	2,960,716
1,450	Citadel on Colfax Business Improvement District, Aurora, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2020A, 5.350%, 12/01/50	12/25 at 103.00	N/R	1,545,628
2,700	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, 4.000%, 6/30/51 (AMT)	12/27 at 100.00	A-	2,917,836
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Summit Charter Academy Project, Series 2021A:
100	4.000%, 7/01/41, 144A	7/31 at 100.00	N/R	104,961
100	4.000%, 7/01/51, 144A	7/31 at 100.00	N/R	103,328
1,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Global Village Academy - Northglenn Project, Series 2020, 5.000%, 12/01/55, 144A	12/30 at 100.00	N/R	1,050,170
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella of Grand Junction Project, Series 2019, 5.000%, 12/01/54, 144A	12/26 at 103.00	N/R	491,255
16,000	Colorado International Center Metropolitan District 8, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%, 12/01/50	9/25 at 103.00	N/R	16,686,240
6,500	Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020A, 3.000%, 12/01/49 – AGM Insured (UB) (4)	12/30 at 100.00	A2	6,669,520
1,000	Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39	12/25 at 103.00	N/R	1,046,120
1,000	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	1,020,190

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,130	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A, 5.125%, 12/01/38, 144A	6/24 at 103.00	N/R	$1,200,636
2,000	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A	6/25 at 103.00	N/R	1,927,600
1,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50	12/25 at 102.00	N/R	1,066,380
5,250	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50	12/23 at 103.00	N/R	5,541,480
2,000	Jones District Community Authority Board, Centennial, Colorado, Special Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%, 12/01/50	12/25 at 103.00	N/R	1,766,700
1,000	Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50	12/25 at 103.00	N/R	1,071,620
1,380	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	1,472,695
	Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special Revenue Bonds, Series 2021A:
500	5.000%, 12/01/41	6/26 at 103.00	N/R	515,430
500	5.000%, 4/15/51	6/26 at 103.00	N/R	508,555
500	Meadowbrook Heights Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2021A(3), 4.875%, 12/01/51	9/26 at 103.00	N/R	479,550
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50	12/25 at 103.00	N/R	1,085,420
1,810	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	1,921,279
285	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51, 144A	3/26 at 103.00	N/R	304,913
925	Pinon Pines Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40	9/25 at 103.00	N/R	996,771
5,350	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47 (4)	12/27 at 100.00	A2	6,202,041
	Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Series 2021:
1,000	4.000%, 12/01/41	10/26 at 102.00	N/R	1,004,950
1,620	4.000%, 12/01/51	10/26 at 102.00	N/R	1,611,527
500	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/38	1/31 at 100.00	Baa2	570,335
1,055	Sabell Metropolitan District, Arvada, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%, 12/01/50, 144A	3/25 at 103.00	N/R	1,129,135
1,000	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Refunding & Improvement Senior Series 2020A, 3.750%, 12/01/40	12/25 at 102.00	N/R	1,073,850
750	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Subordinate Series 2020B, 7.125%, 12/15/50	12/25 at 102.00	N/R	772,823

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020:
$2,350	5.000%, 12/01/40	12/25 at 103.00	N/R	$2,545,637
2,300	5.125%, 12/01/50	12/25 at 103.00	N/R	2,481,930
2,175	Sunlight Metropolitan District, Steamboat Springs, Colorado, Limited Tax General Obligation Bonds, Series 2020, 5.000%, 12/01/50	12/25 at 103.00	N/R	2,321,965
500	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds,Subordinate Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47	12/22 at 103.00	N/R	522,625
1,000	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Convertible Capital Appreciation Series 2021A-2, 0.000%, 12/01/51 (6)	3/26 at 103.00	N/R	888,900
1,270	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/41	3/26 at 103.00	N/R	1,393,990
5,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 6.000%, 12/01/50	12/23 at 81.31	N/R	3,603,350
10,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50	12/23 at 103.00	N/R	10,500,600
1,500	Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021, 5.000%, 12/01/51	3/26 at 103.00	N/R	1,614,330
2,000	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A	9/26 at 103.00	N/R	1,873,740
1,000	Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Taxable Converting to Tax-Exempt Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40	12/25 at 103.00	N/R	1,071,460
112,396	Total Colorado			115,226,579
	Connecticut – 0.1% (0.1% of Total Investments)
1,015	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2021A, 5.000%, 5/01/41	5/31 at 100.00	AA-	1,267,136
	District of Columbia – 0.8% (0.5% of Total Investments)
	Washington Convention and Sports Authority, Washington D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A:
505	4.000%, 10/01/35	10/30 at 100.00	A+	582,811
1,060	4.000%, 10/01/38	10/30 at 100.00	A+	1,217,325

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
	Washington Convention and Sports Authority, Washington D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021B:
$365	4.000%, 10/01/33	10/30 at 100.00	A+	$421,991
425	4.000%, 10/01/34	10/30 at 100.00	A+	491,083
180	4.000%, 10/01/35	10/30 at 100.00	A+	207,734
815	4.000%, 10/01/36	10/30 at 100.00	A+	939,524
995	4.000%, 10/01/37	10/30 at 100.00	A+	1,144,867
625	4.000%, 10/01/38	10/30 at 100.00	A+	717,763
1,000	4.000%, 10/01/39	10/30 at 100.00	A+	1,145,860
5,970	Total District of Columbia			6,868,958
	Florida – 16.8% (11.2% of Total Investments)
1,000	Ave Maria Stewardship Community District, Florida, Bond Anticipation Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%, 5/01/26, 144A	5/23 at 100.00	N/R	989,450
1,565	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Ave Maria National Project, Series 2021, 3.750%, 5/01/41	5/31 at 100.00	N/R	1,587,677
500	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Master Improvements Project, Series 2021, 4.000%, 5/01/52, 144A	5/32 at 100.00	N/R	510,530
1,000	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2021 Project Series 2021, 4.000%, 5/01/52, 144A	5/31 at 100.00	N/R	1,020,130
1,310	Banyan Cay Community Development District, West Palm Beach, Florida, Special Assessment Bonds, 2020-1, 4.000%, 11/01/51	11/30 at 100.00	N/R	1,318,594
1,500	Belmont II Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, 2020 Aessessment Area, Series 2020, 4.000%, 12/15/50	12/30 at 100.00	N/R	1,535,985
2,500	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 4.000%, 9/01/39 (AMT) (UB) (4)	9/29 at 100.00	A	2,765,500
	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, South Tech Schools Project, Series 2020A:
1,235	5.000%, 6/15/40, 144A	6/27 at 100.00	N/R	1,306,309
1,260	5.000%, 6/15/55, 144A	6/27 at 100.00	N/R	1,316,561
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2021:
250	4.000%, 8/15/51, 144A	8/28 at 100.00	N/R	236,838
450	4.200%, 8/15/56, 144A	8/28 at 100.00	N/R	425,763
500	4.250%, 8/15/61, 144A	8/28 at 100.00	N/R	472,500
3,690	Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund, LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56, 144A	7/31 at 100.00	N/R	4,080,623
1,000	Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A	6/30 at 100.00	N/R	993,480
	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2021:
195	4.000%, 7/01/37 – AGM Insured	7/31 at 100.00	AA	228,129
600	4.000%, 7/01/38 – AGM Insured	7/31 at 100.00	AA	697,698
525	4.000%, 7/01/39 – AGM Insured	7/31 at 100.00	AA	607,084

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$250	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2021, 4.000%, 5/01/52, 144A	5/31 at 100.00	N/R	$259,990
6,055	Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41, 144A	No Opt. Call	N/R	6,314,820
1,500	Cypress Park Estates Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Project, Series 2020, 4.000%, 5/01/51, 144A	5/32 at 100.00	N/R	1,531,875
2,500	Cypress Preserve Community Development District, Pasco County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2019, 4.125%, 11/01/50	11/29 at 100.00	N/R	2,569,400
1,000	Edgewater East Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,020,880
10,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Discovery High School Project, Series 2020A, 5.000%, 6/01/55, 144A	6/29 at 100.00	N/R	10,694,900
1,100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/50, 144A	6/27 at 100.00	BBB	1,226,489
500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, River City Science Academy Projects, Series 2021A, 4.000%, 7/01/55	7/28 at 100.00	Baa3	524,760
17,650	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49 (AMT), 144A	1/24 at 107.00	N/R	19,177,607
5,890	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	3/22 at 103.00	N/R	5,975,110
	Florida Development Finance Corporation, Healthcare Facilties Revenue Bonds, Lakeland Regional Health Systems, Series 2021:
1,265	4.000%, 11/15/35	11/31 at 100.00	A2	1,474,003
1,110	4.000%, 11/15/38	11/31 at 100.00	A2	1,282,294
1,005	4.000%, 11/15/39	11/31 at 100.00	A2	1,157,177
1,100	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1, 5.000%, 6/01/48, 144A	6/28 at 100.00	N/R	1,223,255
11,180	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Refunding Series 2020A, 3.000%, 12/01/48 (UB) (4)	12/30 at 100.00	A2	11,380,346
985	Forest Lake Community Development District, Polk County, Florida, Specia Assessment Bonds, Assessment Area 1 Project, Series 2020, 4.000%, 5/01/51, 144A	5/30 at 100.00	N/R	1,006,463
	Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2020:
1,100	4.250%, 5/01/40	5/31 at 100.00	N/R	1,140,843
1,500	4.500%, 5/01/52	5/31 at 100.00	N/R	1,556,250
1,000	Hammock Reserve Community Development District, Haines City, Florida, Special Assessment Revenue Bonds, Area1 Project, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,021,020
10,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 3.500%, 8/01/55 (UB) (4)	2/31 at 100.00	Baa1	10,447,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2021A:
$215	4.000%, 10/01/39	10/31 at 100.00	Aa3	$253,111
1,070	3.000%, 10/01/40	10/31 at 100.00	Aa3	1,137,506
720	3.000%, 10/01/41	10/31 at 100.00	Aa3	764,172
1,250	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 2B, Series 2020, 4.000%, 5/01/50, 144A	5/30 at 100.00	N/R	1,283,788
	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Series 2021B:
1,380	4.000%, 11/15/46	11/31 at 100.00	Baa1	1,528,474
5,100	3.000%, 11/15/51 (4)	11/31 at 100.00	Baa1	4,959,240
1,865	4.000%, 11/15/51	11/31 at 100.00	Baa1	2,049,766
1,225	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Miami Community Charter School Inc Project, Series 2020A, 5.000%, 6/01/47, 144A	6/26 at 103.00	N/R	1,257,034
8,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2014A, 5.000%, 7/01/44 (4)	7/24 at 100.00	BBB+	8,622,320
3,275	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2021A-2, 3.000%, 10/01/45 – AGM Insured (4)	10/31 at 100.00	A3	3,404,199
2,840	Miami-Dade County, Florida, Special Obligation Bonds, Subordinate Series 2009, 0.000%, 10/01/42	No Opt. Call	N/R	1,454,023
1,200	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021, 3.000%, 10/01/40	4/31 at 100.00	A+	1,267,092
1,500	Mirada II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,518,450
3,495	Miramar, Florida, Special Obligation Revenue Bonds, Taxable Refunding Series 2021, 2.643%, 10/01/36	10/31 at 100.00	AA-	3,422,863
1,000	North Powerline Road Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,016,830
1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2021, 4.000%, 8/01/51	8/31 at 100.00	N/R	1,025,450
250	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding Series 2022, 4.250%, 6/01/56 (WI/DD, Settling 3/03/22)	6/27 at 103.00	N/R	252,935
1,500	Parrish Plantation Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	1,521,960
	Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida Inc Project, Series 2021A:
740	4.000%, 9/01/51	9/27 at 103.00	N/R	795,596
1,275	4.000%, 9/01/56	9/27 at 103.00	N/R	1,365,806
500	Sawyers Landing Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021, 4.250%, 5/01/53, 144A	5/31 at 100.00	N/R	521,330
1,500	Stoneybrook South Championsgate Community Development District, Florida, Special Assessment Revenue Bonds, Fox South Assessment Area, Series 2020, 3.750%, 12/15/50, 144A	12/30 at 100.00	N/R	1,503,315

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$300	Summit View Community Development District, Dade City, Florida, Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41	No Opt. Call	N/R	$288,147
16,435	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/53	9/30 at 38.62	A+	4,792,117
500	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, South Assessment Area Series 2021B, 4.625%, 5/01/36, 144A	9/23 at 100.00	N/R	492,735
425	Tradition Community Development District 9, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2021, 2.700%, 5/01/31	No Opt. Call	N/R	412,747
910	Windward Community Development District, Florida, Special Assessment Bonds, Series 2020A-2, 4.400%, 11/01/35	No Opt. Call	N/R	945,217
155,240	Total Florida			148,933,556
	Georgia – 1.6% (1.0% of Total Investments)
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2021A:
2,215	3.000%, 2/15/51	2/31 at 100.00	A	2,209,330
7,500	4.000%, 2/15/51	2/31 at 100.00	A	8,370,600
3,000	Geo. L. Smith II Georgia World Congress Center Authority, Georgia, Convention Center Hotel Revenue Bonds, First Tier Series 2021A, 4.000%, 1/01/54	1/31 at 100.00	BBB-	3,262,140
12,715	Total Georgia			13,842,070
	Guam – 0.7% (0.5% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2021F. Forward Delivery:
180	5.000%, 1/01/30	No Opt. Call	Ba1	216,376
180	5.000%, 1/01/31	No Opt. Call	Ba1	219,886
420	4.000%, 1/01/36	1/31 at 100.00	Ba1	463,945
415	4.000%, 1/01/42	1/31 at 100.00	Ba1	452,454
1,600	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2021A, 5.000%, 11/01/40	5/31 at 100.00	Ba1	1,922,656
	Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2021A:
750	2.499%, 10/01/25	No Opt. Call	Baa2	741,022
835	2.899%, 10/01/27	No Opt. Call	Baa2	822,650
765	3.099%, 10/01/28	No Opt. Call	Baa2	755,835
450	4.460%, 10/01/43	10/31 at 100.00	Baa2	459,185
5,595	Total Guam			6,054,009
	Idaho – 0.4% (0.2% of Total Investments)
1,715	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2021A, 4.000%, 3/01/51	3/32 at 100.00	A3	1,929,392
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2021A:
645	4.000%, 7/15/38	7/31 at 100.00	A2	748,026
500	4.000%, 7/15/39	7/31 at 100.00	A2	576,620
2,860	Total Idaho			3,254,038

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois – 9.0% (6.0% of Total Investments)
$3,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30	12/27 at 100.00	BB	$3,423,990
770	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Limited Tax Capital Improvement Green Series 2021A, 4.000%, 12/01/46	12/31 at 100.00	N/R	889,781
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014:
5,000	5.250%, 12/01/49 (UB) (4)	12/24 at 100.00	AA	5,508,150
10,000	5.250%, 12/01/49 (4)	12/24 at 100.00	AA	11,016,300
3,825	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2016D, 5.000%, 1/01/47	1/27 at 100.00	A	4,422,388
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A:
1,825	5.000%, 11/15/31	11/30 at 100.00	A2	2,249,641
1,200	5.000%, 11/15/32	11/30 at 100.00	A2	1,476,732
1,175	5.000%, 11/15/33	11/30 at 100.00	A2	1,444,263
	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A:
175	4.000%, 11/15/39	11/30 at 100.00	AA-	198,156
475	4.000%, 11/15/40	11/30 at 100.00	AA-	536,512
5,085	DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project, Green Series 2020, 3.000%, 5/15/47 (4)	5/30 at 100.00	A1	5,112,612
2,000	Illinois Finance Authority, Local Government Program Revenue Bonds, Maine Township High School District Number 207 Project, Series 2019, 4.000%, 12/01/36	12/29 at 100.00	Aa1	2,303,040
250	Illinois Finance Authority, Revenue Bonds, Acero Charter Schools, Inc., Series 2021, 4.000%, 10/01/42, 144A	10/31 at 100.00	BB+	269,080
875	Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services, Series 2019A, 5.000%, 11/01/49	11/26 at 103.00	N/R	946,120
10,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020A, 3.000%, 5/15/50 (UB) (4)	11/30 at 100.00	A3	9,765,600
4,400	Illinois State, General Obligation Bonds, Build America Taxable Bonds, Series 2010-4, 7.100%, 7/01/35 (4)	No Opt. Call	BBB-	5,578,056
6,195	Illinois State, General Obligation Bonds, Build America Taxable Bonds, Series 2010-5, 7.350%, 7/01/35	No Opt. Call	BBB-	7,636,762
5,000	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 6.725%, 4/01/35 (4)	No Opt. Call	BBB-	5,997,600
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A:
645	0.000%, 12/15/35 (WI/DD, Settling 3/17/22)	12/31 at 90.33	BB+	431,144
1,285	0.000%, 6/15/36 (WI/DD, Settling 3/17/22)	12/31 at 89.03	BB+	843,166
1,285	0.000%, 6/15/37 (WI/DD, Settling 3/17/22)	12/31 at 86.57	BB+	811,246
1,605	0.000%, 12/15/38 (WI/DD, Settling 3/17/22)	12/31 at 82.94	BB+	957,976
1,545	0.000%, 6/15/39 (WI/DD, Settling 3/17/22)	12/31 at 81.66	BB+	903,439
1,500	0.000%, 6/15/40 (WI/DD, Settling 3/17/22)	12/31 at 79.15	BB+	843,690
645	0.000%, 6/15/41 (WI/DD, Settling 3/17/22)	12/31 at 76.71	BB+	348,906
550	0.000%, 12/15/41 (WI/DD, Settling 3/17/22)	12/31 at 75.58	BB+	291,671

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$5,190	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Series 2015, 5.000%, 10/01/35 (4)	4/25 at 100.00	BBB	$5,623,417
75,500	Total Illinois			79,829,438
	Indiana – 0.9% (0.6% of Total Investments)
1,415	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	1,503,848
3,445	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/39	12/28 at 100.00	A2	4,064,135
1,625	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39 (AMT)	11/30 at 100.00	B-	2,095,015
6,485	Total Indiana			7,662,998
	Kansas – 0.1% (0.1% of Total Investments)
985	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Ottawa University Project, Series 2015, 7.000%, 6/01/45, 144A	6/22 at 103.00	N/R	1,026,981
	Kentucky – 1.2% (0.8% of Total Investments)
3,000	Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40	12/30 at 100.00	N/R	3,088,740
3,255	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%, 10/01/34 (AMT)	6/31 at 100.00	A	3,212,750
2,515	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Refunding Series 2016A, 5.000%, 9/01/36 – NPFG Insured	9/26 at 100.00	Baa1	2,911,490
1,000	Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series 2020B, 5.500%, 12/01/60	12/30 at 100.00	N/R	1,000,600
9,770	Total Kentucky			10,213,580
	Louisiana – 2.1% (1.4% of Total Investments)
1,150	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2021A, 5.250%, 6/01/51, 144A	6/31 at 100.00	N/R	1,221,358
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A:
5,355	3.000%, 5/15/47 (UB) (4)	5/30 at 100.00	A3	5,475,273
2,145	4.000%, 5/15/49 (UB) (4)	5/30 at 100.00	A3	2,391,825
2,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/48 (AMT)	1/27 at 100.00	A-	2,279,480
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Taxable Refunding Series 2021:
2,000	2.839%, 6/01/41 – AGM Insured	6/31 at 100.00	BBB+	1,893,140
1,500	2.939%, 6/01/45 – AGM Insured	6/31 at 100.00	BBB+	1,408,245
1,100	New Orleans, Louisiana, Water Revenue Bonds, Taxable Refunding Series 2021, 2.889%, 12/01/41 – AGM Insured	12/31 at 100.00	BBB+	1,042,437
2,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	2,560,140

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$600	Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, North Oaks Health System Project, Refunding Series 2021, 4.000%, 2/01/38	2/31 at 100.00	BBB+	$680,082
17,850	Total Louisiana			18,951,980
	Maryland – 1.6% (1.1% of Total Investments)
2,200	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020C, 4.000%, 7/01/50	7/30 at 100.00	N/R	2,400,068
5,330	Frederick County, Maryland, Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020A, 5.000%, 7/01/43, 144A	7/30 at 102.00	N/R	6,071,723
	Maryland Department of Transportation, Special Transportation Project Revenue Bonds, Baltimore/Washington International Thurgood Marshall Airport, Series 2021B:
275	4.000%, 8/01/37 (AMT)	8/31 at 100.00	A	310,920
305	4.000%, 8/01/38 (AMT)	8/31 at 100.00	A	344,131
365	4.000%, 8/01/39 (AMT)	8/31 at 100.00	A	411,169
915	4.000%, 8/01/40 (AMT)	8/31 at 100.00	A	1,024,727
915	4.000%, 8/01/41 (AMT)	8/31 at 100.00	A	1,023,126
2,490	Maryland Economic Development Corporation, Federal Lease Revenue Bonds, SSA Baltimore Project, Taxable Series 2021, 3.997%, 4/01/34	1/34 at 100.00	Baa3	2,497,096
12,795	Total Maryland			14,082,960
	Massachusetts – 0.9% (0.6% of Total Investments)
	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2021B:
1,000	3.000%, 4/01/48	4/31 at 100.00	N/R	1,033,270
7,000	3.000%, 4/01/49	4/31 at 100.00	AA	7,223,160
8,000	Total Massachusetts			8,256,430
	Michigan – 0.7% (0.5% of Total Investments)
5,000	Detroit, Wayne County, Michigan, General Obligation Bonds, Financial Recovery Series 2014B-1, 4.000%, 4/01/44	3/22 at 100.00	N/R	4,637,950
	Gerald R. Ford International Airport Authority, Kent County, Michigan, Revenue Bonds, Limited Tax General Obligation Series 2021:
300	5.000%, 1/01/46 (AMT)	1/32 at 100.00	AAA	370,569
410	5.000%, 1/01/51 (AMT)	1/32 at 100.00	AAA	504,226
7,610	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65	12/30 at 18.38	N/R	981,005
13,320	Total Michigan			6,493,750
	Minnesota – 0.3% (0.2% of Total Investments)
1,140	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hope Community Academy Project, Series 2020A, 5.000%, 12/01/55	12/28 at 102.00	BB	1,187,834
1,100	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Math & Science Academy Charter School Project, Series 2021A, 4.000%, 6/01/41, 144A	6/29 at 102.00	N/R	1,089,704
2,240	Total Minnesota			2,277,538

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri – 1.2% (0.8% of Total Investments)
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2021:
$100	4.000%, 3/01/41	3/31 at 100.00	Ba1	$110,333
310	3.000%, 3/01/46	3/31 at 100.00	Ba1	305,341
80	4.000%, 3/01/46	3/31 at 100.00	Ba1	87,321
1,100	M150 and 135th Street Transporation Development District, Kansas City, Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A, 4.250%, 10/01/43	10/27 at 100.00	N/R	1,118,062
4,940	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020, 3.000%, 6/01/53 (UB) (4)	6/30 at 100.00	A+	4,961,192
3,155	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020, 5.000%, 10/01/45 – AGM Insured (UB) (4)	10/30 at 100.00	A2	3,796,727
9,685	Total Missouri			10,378,976
	Nevada – 0.4% (0.3% of Total Investments)
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A	2/31 at 100.00	N/R	2,086,400
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 611 Sunstone Phase I and II, Series 2020:
450	4.000%, 6/01/40	6/30 at 100.00	N/R	478,548
1,150	4.125%, 6/01/50	6/30 at 100.00	N/R	1,214,550
3,600	Total Nevada			3,779,498
	New Hampshire – 0.1% (0.1% of Total Investments)
1,250	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2017, 3.750%, 7/01/40	7/27 at 100.00	Baa3	1,318,313
	New Jersey – 7.0% (4.7% of Total Investments)
7,850	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/46 (UB) (4)	12/30 at 100.00	BBB	8,584,838
	New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System Obligated Group Issue, Series 2021:
1,910	3.000%, 7/01/41	7/31 at 100.00	AA-	1,938,459
1,560	3.000%, 7/01/51	7/31 at 100.00	AA-	1,526,101
11,410	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Series 2021A, 3.000%, 7/01/51	7/31 at 100.00	AA-	11,226,984
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Forward Delivery Series 2022A:
620	4.000%, 6/15/38 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	687,289
770	4.000%, 6/15/39 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	851,073
700	4.000%, 6/15/40 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	771,771
640	4.000%, 6/15/41 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	703,456
520	4.000%, 6/15/42 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	569,722
9,000	3.000%, 6/15/50	12/31 at 100.00	N/R	8,488,980

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA:
$25,990	3.000%, 6/15/50 (UB) (4)	12/30 at 100.00	BBB	$24,514,288
545	4.000%, 6/15/50 (UB) (4)	12/30 at 100.00	BBB	592,083
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A:
935	4.000%, 6/15/34	6/31 at 100.00	BBB	1,051,062
385	4.000%, 6/15/35	6/31 at 100.00	BBB	431,315
440	4.000%, 6/15/36	6/31 at 100.00	BBB	491,704
63,275	Total New Jersey			62,429,125
	New Mexico – 0.8% (0.5% of Total Investments)
7,000	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A	11/23 at 103.00	N/R	7,075,670
	New York – 23.4% (15.6% of Total Investments)
5,880	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	6,505,926
5,000	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	5,027,350
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1:
1,310	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	1,365,937
3,000	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	3,070,770
1,000	Build NYC Resource Corporation, Revenue Bonds, Shefa School, Series 2021A, 5.000%, 6/15/51, 144A	6/31 at 100.00	N/R	1,132,130
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2021A:
1,000	2.018%, 7/01/28	No Opt. Call	N/R	982,290
1,500	2.084%, 7/01/29	No Opt. Call	N/R	1,469,070
10,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health System Obligated Group Series 2019A, 4.000%, 7/01/45 (UB) (4)	7/29 at 100.00	BBB	10,532,900
9,120	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53 (UB) (4)	7/30 at 100.00	A3	10,085,534
20,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5, 3.000%, 3/15/50 (UB) (4)	9/30 at 100.00	Aa2	20,097,600
7,775	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A. Bidding Group 1 thru 5, 3.000%, 3/15/38	9/30 at 100.00	Aa2	7,997,987
705	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2021, 3.000%, 9/01/40	9/31 at 100.00	A	736,753
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014D-1, 5.250%, 11/15/44 (UB) (4)	11/24 at 100.00	BBB+	10,919,100

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
$1,000	3.000%, 1/01/34 – AGM Insured	1/31 at 100.00	BBB	$1,046,480
1,205	3.000%, 1/01/37 – AGM Insured	1/31 at 100.00	BBB	1,250,898
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A:
5,385	3.000%, 3/01/39 – AGM Insured (UB) (4)	9/30 at 100.00	BBB+	5,589,253
3,845	3.000%, 3/01/40 – AGM Insured (UB) (4)	9/30 at 100.00	BBB+	3,980,844
3,500	4.000%, 3/01/45	9/30 at 100.00	Baa1	3,847,235
2,275	3.000%, 3/01/49 (UB) (4)	9/30 at 100.00	Baa1	2,279,004
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2022 Series BB-1:
5,680	3.000%, 6/15/44	12/31 at 100.00	AA+	5,836,598
7,500	4.000%, 6/15/45	12/31 at 100.00	AA+	8,558,100
575	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2022 Subseries S-1A, 4.000%, 7/15/40	7/31 at 100.00	Aa3	660,830
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1:
2,630	4.000%, 8/01/45	8/31 at 100.00	Aa1	2,974,293
2,580	4.000%, 8/01/48	8/31 at 100.00	Aa1	2,903,145
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries C-1, 4.000%, 2/01/51	2/32 at 100.00	N/R	2,817,350
1,410	New York City, New York, General Obligation Bonds, Fiscal 2021 Series D, 2.223%, 8/01/35	No Opt. Call	AA-	1,299,470
4,000	New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2005A, 5.000%, 6/01/42	2/22 at 100.00	B-	4,051,000
3,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	3,226,530
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series 1WTC-2021:
5,380	3.000%, 2/15/42	2/30 at 100.00	N/R	5,466,134
5,040	4.000%, 2/15/43	2/30 at 100.00	N/R	5,584,522
3,045	2.750%, 2/15/44	2/30 at 100.00	N/R	2,875,728
	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Green Series 2021B:
260	4.000%, 8/15/46	2/32 at 100.00	Aaa	304,008
385	4.000%, 8/15/51	2/32 at 100.00	Aaa	448,109
5,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2021A-1, 4.000%, 3/15/57	3/31 at 100.00	N/R	5,547,300
6,230	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/50	9/30 at 100.00	N/R	7,535,372
1,050	New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Empire Series 2021A, 4.000%, 3/15/44	9/31 at 100.00	AA+	1,192,559

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$3,675	New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Series 2021A, 4.000%, 3/15/45	9/31 at 100.00	AA+	$4,164,878
180	New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%, 10/31/41 (AMT)	10/31 at 100.00	BBB-	202,088
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020:
12,210	5.250%, 8/01/31 (AMT)	8/30 at 100.00	B-	14,059,327
3,400	5.375%, 8/01/36 (AMT)	8/30 at 100.00	B-	4,119,678
515	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2021, 2.250%, 8/01/26 (AMT)	No Opt. Call	B	518,296
1,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C, 4.000%, 12/01/41	12/30 at 100.00	BBB	1,097,500
1,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, 4.000%, 10/01/30 (AMT)	No Opt. Call	BB+	1,123,800
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Third Series 2021:
2,350	4.000%, 7/15/40 (AMT)	7/31 at 100.00	A+	2,624,339
3,000	5.000%, 7/15/56 (AMT)	7/31 at 100.00	A+	3,580,200
4,520	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28 – SYNCORA GTY Insured, 144A	No Opt. Call	CC	4,480,721
2,015	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2021C-1A, 5.000%, 5/15/51	11/31 at 100.00	AA+	2,508,594
3,955	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2021C-3, 3.000%, 5/15/51	11/31 at 100.00	AA+	4,010,924
4,190	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51	5/31 at 100.00	AA+	5,169,077
191,775	Total New York			206,857,531
	North Carolina – 0.0% (0.0% of Total Investments)
415	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%, 9/01/41	9/28 at 103.00	BBB	462,310
	Ohio – 7.3% (4.9% of Total Investments)
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health Obligated Group, Refunding Series 2020:
220	4.000%, 11/15/36 (UB) (4)	11/30 at 100.00	Baa2	247,603
1,500	4.000%, 11/15/38 (UB) (4)	11/30 at 100.00	Baa2	1,694,670
10,325	3.000%, 11/15/40 (UB) (4)	11/30 at 100.00	BBB+	10,381,168
7,750	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	7,461,933

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$9,140	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	$10,053,452
	Cleveland, Ohio, General Obligation Bonds, Various Purpose Refunding Series 2021A:
485	3.000%, 12/01/32	6/30 at 100.00	A1	522,408
485	3.000%, 12/01/33	6/30 at 100.00	A1	520,240
605	3.000%, 12/01/34	6/30 at 100.00	A1	645,583
1,000	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1, 5.000%, 12/01/51	6/29 at 100.00	N/R	1,067,480
4,250	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49 (AMT), 144A	7/29 at 100.00	B-	4,718,648
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 3.375%, 8/01/29	No Opt. Call	N/R	980,810
750	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/50	1/30 at 100.00	A3	872,115
1,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2020A, 3.000%, 1/15/45	1/30 at 100.00	N/R	984,170
21,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020A, 7.000%, 12/01/42 (AMT), 144A	12/27 at 103.00	N/R	23,617,650
1,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020B, 10.000%, 12/01/27 (AMT), 144A	12/26 at 105.00	N/R	1,156,170
60,510	Total Ohio			64,924,100
	Oklahoma – 0.1% (0.1% of Total Investments)
1,000	Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital Improvement Series 2021, 3.250%, 1/01/51	1/29 at 100.00	N/R	993,810
	Oregon – 0.6% (0.4% of Total Investments)
5,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Taxable Refunding Senior Lien Series 2020B, 1.330%, 11/15/28 (4)	No Opt. Call	Aa1	4,780,250
250	Oregon State, General Obligation Bonds, Article XI-Q State Projects, Taxable Various Series 2021B, 1.528%, 5/01/28	No Opt. Call	AA+	244,882
5,250	Total Oregon			5,025,132
	Pennsylvania – 2.7% (1.8% of Total Investments)
5,000	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp., Refunding Series 2019, 5.125%, 5/01/30	No Opt. Call	B-	5,915,200
980	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A	5/31 at 100.00	N/R	1,179,793
500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory Put 4/01/21)	4/31 at 100.00	N/R	499,670
1,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2017, 5.125%, 10/15/41, 144A	10/27 at 100.00	BB	1,099,570

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$2,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A	10/28 at 100.00	BB	$2,382,540
1,315	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31	No Opt. Call	N/R	1,291,041
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
995	0.000%, 1/01/45 – BAM Insured	No Opt. Call	A2	499,888
940	0.000%, 1/01/46 – BAM Insured	No Opt. Call	A2	453,757
1,025	0.000%, 1/01/47 – BAM Insured	No Opt. Call	A2	476,840
2,500	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/34 (AMT)	6/26 at 100.00	BBB	2,871,050
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A:
890	4.000%, 12/01/38	12/31 at 100.00	A3	1,022,779
1,000	4.000%, 12/01/39	12/31 at 100.00	A3	1,147,280
1,110	4.000%, 12/01/40	12/31 at 100.00	A3	1,270,006
1,175	4.000%, 12/01/41	12/31 at 100.00	A3	1,338,889
1,335	4.000%, 12/01/42	12/31 at 100.00	A3	1,513,983
800	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Philadelphia Electrical & Technology Charter School, Series 2021A, 4.000%, 6/01/51	6/31 at 100.00	BB	837,416
500	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Philadelphia Performing Arts: A String Theory Charter School, Series 2020, 5.000%, 6/15/50, 144A	6/28 at 100.00	BB+	562,555
23,065	Total Pennsylvania			24,362,257
	Puerto Rico – 7.2% (4.8% of Total Investments)
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A	7/30 at 100.00	N/R	1,174,030
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
5,020	5.125%, 7/01/37	7/22 at 100.00	CCC	5,111,364
2,000	6.000%, 7/01/47	7/22 at 100.00	CCC	2,043,460
8,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40 (5)	3/22 at 100.00	D	8,290,000
3,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/38 – AMBAC Insured	No Opt. Call	N/R	3,054,030
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007M2:
1	1.850%, 7/01/34 (5)	3/22 at 100.00	N/R	1,180
4,585	1.850%, 7/01/34 (5)	3/22 at 100.00	N/R	5,479,075

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$20,000	0.000%, 7/01/46	7/28 at 41.38	N/R	$6,518,400
35,000	0.000%, 7/01/51	7/28 at 30.01	N/R	8,242,500
5,514	4.750%, 7/01/53	7/28 at 100.00	N/R	6,065,951
2,500	5.000%, 7/01/58	7/28 at 100.00	N/R	2,785,050
17,000	Puerto Rico, General Obligation Bonds, Series 2014A, 1.990%, 7/01/35 (5)	3/22 at 100.00	N/R	15,342,500
103,620	Total Puerto Rico			64,107,540
	South Carolina – 0.3% (0.2% of Total Investments)
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Columbia College, Refunding Series 2020A, 5.625%, 10/01/40	10/27 at 103.00	N/R	1,042,000
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Hoese Creek Academy Project, Series 2021A, 5.000%, 11/15/55, 144A	11/26 at 100.00	N/R	1,003,720
250	South Carolina Jobs-Economic Development Authority, Retirement Community Revenue Notes, Kiawah Life Plan Village, Inc. Project, Series 2021A, 8.750%, 7/01/25	2/22 at 100.00	N/R	254,898
2,250	Total South Carolina			2,300,618
	South Dakota – 0.5% (0.3% of Total Investments)
2,145	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc, Series 2020A, 3.000%, 9/01/45 (UB) (4)	9/30 at 100.00	A1	2,178,012
1,800	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc., Series 2020A, 4.000%, 9/01/50 (UB) (4)	9/30 at 100.00	A1	2,006,550
3,945	Total South Dakota			4,184,562
	Tennessee – 0.4% (0.3% of Total Investments)
	New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee, Local Government Public Improvement Bonds, Capital Appreciation Series 2021:
1,250	0.000%, 4/01/32	4/31 at 98.30	AA	981,238
1,250	0.000%, 4/01/35	4/31 at 92.42	AA	895,100
1,250	0.000%, 4/01/36	4/31 at 90.26	AA	866,175
1,250	0.000%, 4/01/38	4/31 at 85.68	AA	809,550
5,000	Total Tennessee			3,552,063
	Texas – 6.0% (4.0% of Total Investments)
500	Abilene Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50, 144A	10/31 at 100.00	N/R	526,790
	Austin, Texas, Rental Car Special Facility Revenue Bonds, Taxable Refunding Series 2021:
500	1.027%, 11/15/26 – AGM Insured	No Opt. Call	A-	480,285
625	1.325%, 11/15/27 – AGM Insured	No Opt. Call	A-	600,875
500	1.710%, 11/15/29 – AGM Insured	No Opt. Call	A-	482,640
755	Bexar County, Texas, Venue Project Revenue Bonds, Taxable Refunding Combined Venue Tax Series 2021, 3.031%, 8/15/41 – AGM Insured	8/31 at 100.00	A-	732,999

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Carrollton-Farmers Branch Independent School District, Dallas County, Texas, General Obligation Bonds, School Building Series 2021:
$190	3.000%, 2/15/37	2/30 at 100.00	AAA	$205,065
175	3.000%, 2/15/38	2/30 at 100.00	AAA	188,527
145	3.000%, 2/15/39	2/30 at 100.00	AAA	155,984
115	3.000%, 2/15/40	2/30 at 100.00	AAA	123,507
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2021B, 4.000%, 1/01/41	1/31 at 100.00	Baa1	1,127,820
460	Eagle Pass, Texas, Combination Tax and Limited Pledge Revenue Certificates of Obligation, Series 2021, 4.000%, 3/01/38 – AGM Insured	3/31 at 100.00	AA	534,971
1,000	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Refunding Series 2021, 3.500%, 9/01/36, 144A	9/31 at 100.00	N/R	953,660
1,200	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public Improvement District Neighbor Improvement Areas 1-2 Project, Series 2020, 4.000%, 9/15/50, 144A	9/30 at 100.00	N/R	1,211,292
	Houston Community College System, Texas, General Obligation Bonds, Taxable Refunding Limited Tax Series 2021B:
1,000	2.059%, 2/15/36	2/31 at 100.00	AA+	924,900
750	2.109%, 2/15/37	2/31 at 100.00	AA+	688,125
750	2.209%, 2/15/38	2/31 at 100.00	AA+	688,132
750	2.259%, 2/15/39	2/31 at 100.00	AA+	684,622
1,000	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 2 Project, Series 2020, 4.000%, 9/01/46, 144A	9/30 at 100.00	N/R	987,630
6,225	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds, Refunding Series 2021, 4.000%, 11/01/38 – AGM Insured (AMT) (4)	11/31 at 100.00	A	7,059,337
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2021:
1,665	5.000%, 5/15/39	5/30 at 100.00	A	2,048,067
2,625	5.000%, 5/15/40	5/30 at 100.00	A	3,221,479
375	5.000%, 5/15/41	5/30 at 100.00	A	459,266
500	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Improvement Area 1 Project, Series 2021, 4.125%, 9/01/41, 144A	9/31 at 100.00	N/R	471,220
625	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 3 Project, Series 2021, 3.625%, 9/15/41, 144A	9/31 at 100.00	N/R	601,975
4,175	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Southwest Preparatory School, Series 2020A, 5.000%, 8/15/50, 144A	8/25 at 103.00	BB+	4,589,661
	New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1:
6,795	5.250%, 1/01/42	1/28 at 103.00	N/R	6,687,503
6,465	5.500%, 1/01/57	1/28 at 103.00	N/R	6,336,799

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, First Lien Series 2021:
$1,660	4.000%, 10/01/46	4/32 at 100.00	N/R	$1,921,135
4,500	5.000%, 10/01/51	4/32 at 100.00	N/R	5,715,450
2,035	Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement District 1 Major Improvement Area Project, Series 2020, 5.375%, 9/15/40, 144A	9/30 at 100.00	N/R	2,075,639
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series 2021:
450	3.292%, 9/01/40 – AGM Insured	9/30 at 100.00	A2	460,647
350	3.422%, 9/01/50 – AGM Insured	9/30 at 100.00	A2	356,492
49,860	Total Texas			53,302,494
	Utah – 0.4% (0.3% of Total Investments)
500	Red Bridge Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2021A, 4.125%, 2/01/41, 144A	2/26 at 103.00	N/R	502,245
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A	1/25 at 102.00	N/R	1,022,170
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Providence Hall Projects, Refunding Serier 2021A, 4.000%, 10/15/51	10/31 at 100.00	Aa2	1,125,440
	Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series 2021:
375	4.000%, 10/15/41	4/31 at 100.00	BBB-	417,113
500	3.000%, 10/15/45	4/31 at 100.00	BBB-	493,555
	Vineyard Redevelopment Agency, Utah, Tax Increment Revenue Bonds, Refunding Series 2021:
60	4.000%, 5/01/36 – AGM Insured	5/31 at 100.00	AA	69,056
95	4.000%, 5/01/38 – AGM Insured	5/31 at 100.00	AA	109,014
3,530	Total Utah			3,738,593
	Virginia – 3.1% (2.0% of Total Investments)
5,000	Hampton Roads Transportation Accountability Commision, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2020A, 5.250%, 7/01/60	7/30 at 100.00	AA	6,160,600
10,750	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51 (UB) (4)	7/30 at 100.00	AA-	12,006,998
	Virginia Commonwealth Transportation Board, Interstate 81 Corridor Program Revenue Bonds, Senior Lien Series 2021:
600	4.000%, 5/15/36	5/31 at 100.00	AA-	709,104
900	4.000%, 5/15/38	5/31 at 100.00	AA-	1,059,696
2,030	4.000%, 5/15/39	5/31 at 100.00	AA-	2,386,407
3,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/49 (AMT) (4)	6/27 at 100.00	Baa3	3,487,110
1,000	Virginia Small Business Financing Authority, Tourism Development Financing Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A	10/30 at 120.40	N/R	1,241,000
23,280	Total Virginia			27,050,915

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington – 0.7% (0.5% of Total Investments)
$1,230	King and Pierce Counties School District 408 Auburn, Washington, General Obligation Bonds, Refunding Series 2020, 3.000%, 12/01/38	12/30 at 100.00	Aaa	$1,321,266
5,000	King County Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/39	11/29 at 100.00	AAA	5,233,950
6,230	Total Washington			6,555,216
	West Virginia – 0.6% (0.4% of Total Investments)
4,000	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020, 7.625%, 12/01/40, 144A	12/27 at 103.00	N/R	4,015,880
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%, 7/01/45 (AMT) (Mandatory Put 7/01/25)	1/25 at 100.00	B	1,040,220
5,000	Total West Virginia			5,056,100
	Wisconsin – 3.4% (2.3% of Total Investments)
3,000	Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub North LLC Renewable Natural Gas Production Plant Project, Series 2021A, 5.500%, 12/01/32 (AMT), 144A	12/26 at 100.00	N/R	2,907,000
6,350	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/56, 144A	1/28 at 100.00	N/R	6,653,974
1,000	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A	6/28 at 100.00	N/R	1,022,240
1,000	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/51, 144A	8/28 at 100.00	N/R	1,018,300
	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated Group, Series 2021A:
300	5.000%, 7/01/35	1/31 at 100.00	BBB	370,485
190	5.000%, 7/01/38	1/31 at 100.00	BBB	233,782
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
2,035	3.000%, 6/01/45 (UB) (4)	6/30 at 100.00	A+	2,088,358
5,415	3.000%, 6/01/45 – AGM Insured (UB) (4)	6/30 at 100.00	A+	5,598,027
5,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	5,366,700
2,170	Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth Medical Center Project, Series 2021A, 3.000%, 7/01/50	1/32 at 100.00	N/R	2,123,041
2,000	Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group Aviation Facilities Project, Series 2021, 4.000%, 7/01/41 (AMT)	7/31 at 100.00	N/R	2,009,540
200	Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful Foundations Charter School WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A	1/31 at 100.00	N/R	213,012
205	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Gundersen Health System, Refunding Series 2021A, 3.000%, 10/15/37	10/31 at 100.00	AA-	213,059
28,865	Total Wisconsin			29,817,518
$1,352,043	Total Municipal Bonds (cost $1,311,295,907)			1,324,115,382

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.2% (0.1% of Total Investments)
	Real Estate – 0.1% (0.1% of Total Investments)
$1,000	Benloch Ranch Improvement Association No 1	9.750%	12/01/39	N/R	$1,071,754
	Utilities – 0.1% (0.0% of Total Investments)
1,500	Talen Energy Supply LLC	6.000%	12/15/36	CCC	517,500
$2,500	Total Corporate Bonds (cost $1,770,115)				1,589,254
	Total Long-Term Investments (cost $1,313,066,022)				1,325,704,636
	Floating Rate Obligations – (23.1)%				(204,590,000)
	Borrowings – (21.7)% (7), (8)				(191,900,000)
	Reverse Repurchase Agreements, including accrued interest – (5.1)% (9)				(44,806,969)
	Other Assets Less Liabilities – 0.2% (10)				1,248,186
	Net Assets Applicable to Common Shares – 100%				$885,655,853

Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	(1,188)	03/22	$(141,619,392)	$(141,613,312)	$6,079	$(46,406)
U.S. Treasury 10-Year Note	(459)	03/22	(59,436,096)	(58,737,656)	698,439	(7,172)
U.S. Treasury Long Bond	(201)	03/22	(32,013,323)	(31,280,625)	732,698	25,125
U.S. Treasury Ultra Bond	(325)	03/22	(63,365,385)	(61,404,688)	1,960,698	192,969
Total			$(296,434,196)	$(293,036,281)	$3,397,914	$164,516
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,324,115,382	$ —	$1,324,115,382
Corporate Bonds	—	1,589,254	—	1,589,254
Investments in Derivatives:
Futures Contracts*	3,397,914	—	—	3,397,914
Total	$3,397,914	$1,325,704,636	$ —	$1,329,102,550

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions and/or reverse repurchase agreements. As of the end of the reporting period, investments with a value of $50,410,872 have been pledged as collateral for reverse repurchase agreements.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Borrowings as a percentage of Total Investments is 14.5%.
(8)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(9)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 3.4%.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.